Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 12 – INCOME TAXES

British Virgin Islands (“BVI”)

Under the current laws of BVI, MMTEC and MMBD Trading is not subject to tax on income or capital gain. In addition, payments of dividends by the Company to their shareholders are not subject to withholding tax in the BVI.

Hong Kong

Subsidiaries in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. The first HK$2 million of profits arising in or derived from Hong Kong are taxed at 8.25% and any assessable profits over HK$2 million are taxed at 16.5%. The Company’s subsidiaries, MM Future and MM Global Capital are incorporated in Hong Kong and had a loss for the years ended December 31, 2022, 2021 and 2020. Therefore, there was no provision for income taxes in the years ended December 31, 2022, 2021 and 2020.

Cayman Islands

There is no income tax for companies domiciled in the Cayman Islands. Accordingly, MM Fund, MM Capital, Fundex SPC and MM SPC do not present any income tax provisions related to Cayman Islands tax jurisdiction, where these four companies are domiciled.

United States

MM Global was incorporated in the State of Illinois and operates as a securities broker/dealer in New York City. MMBD Advisory is formed as an investment advisor firm under the laws of the State of New York. MM Global and MMBD Advisory are subject to Federal, State, and Local income taxes on its net income. MM Global and MMBD Advisory had a net loss for the years ended December 31, 2022 and 2021. As a result, no provision for income tax has been made in the years ended December 31, 2022 and 2021. MM Global and MMBD Advisory have determined that there are no material uncertain tax positions that require recognition or disclosure in its financial statements.

MM Global and MMBD Advisory’s income tax returns are subject to examination by the appropriate tax jurisdictions. As of December 31, 2022, MM Global and MMBD Advisory’s federal and state tax returns generally remain open for the last three years.

PRC

Gujia was incorporated in the PRC and are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. On March 16, 2007, the National People’s Congress enacted a new enterprise income tax law, which took effect on January 1, 2008. The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. In the years ended December 31, 2022, 2021 and 2020, Gujia were recognized as small low-profit enterprises and received a preferential income tax rate of 5%. In the years ended December 31, 2022, 2021 and 2020, Gujia did not generate any taxable income. Therefore, there was no provision for income taxes in the years ended December 31, 2022, 2021 and 2020.

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	For the Year Ended	For the Year Ended	For the Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Valuation allowance recognized with respect to the loss in the Hong Kong companies	(16.5)%	(16.5)%	(16.5)%
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax exemptions and reliefs	(20.0)%	(20.0)%	(20.0)%
Valuation allowance recognized with respect to the loss in the PRC companies	(5.0)%	(5.0)%	(5.0)%
US corporate tax rate	21.0%	21.0%	21.0%
Valuation allowance recognized with respect to the loss in the US companies	(21.0)%	(21.0)%	(21.0)%
Total	0.0%	0.0%	0.0%

As of December 31, 2022, 2021 and 2020, the components of the Company’s deferred income tax assets were set forth below:

	December 31, 2022	December 31, 2021	December 31, 2020
Deferred Tax Assets:
Net operating losses carry forward	$1,194,054	$859,455	$645,345
Cutoff adjustments	44,395	47,704	-
Gross deferred tax assets	1,238,449	907,159	645,345
Less: valuation allowance	(1,238,449)	(907,159)	(645,345)
Net deferred tax assets	$-	$-	$-

As of December 31, 2022, the Company has a net operating loss (“NOL”) carry forward for tax purposes of $15,535,022 available to offset future taxable income. Most of the NOLs from its subsidiaries as of December 31, 2022 will expire in years 2023 to 2027 if not utilized. The NOL from the MM Global and MMBD Advisory as of December 31, 2022 will expire in years 2038 to 2042 if not utilized.

The Company provided a valuation allowance equal to the deferred income tax asset for the years ended December 31, 2022, 2021 and 2020. The management believes that the Company’s cumulative losses arising from recurring business of subsidiaries constituted significant strong evidence that most of the deferred tax assets would not be realizable and this evidence outweighed the expectations that the Company would generate future taxable income. As such, deferred tax assets arise from net operating losses are fully allowed for the years ended December 31, 2022, 2021 and 2020. The increase in the allowance was $331,290, $261,814, and $118,826 for the years ended December 31, 2022, 2021 and 2020, respectively.

Accounting for Uncertainty in Income Taxes

The tax authority of the PRC government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. Therefore, the Company’s PRC entities’ tax filings results are subject to change. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s PRC entities’ tax filings, which may lead to additional tax liabilities. Tax years that remain subject to examination are the years ended December 31, 2022, 2021 and 2020.

ASC 740 requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The management evaluated the Company’s tax positions and concluded that no provision for uncertainty in income taxes was necessary as of December 31, 2022, 2021 and 2020.